                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       September 30, 2001

Check here if Amendment / /; Amendment Number:
This Amendment (check only one): / / is a restatement.
                                 / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: AEW Capital Management, L.P.
Address: Two Seaport Lane
         Boston, MA  02210-2021

13F File Number: 28-6538

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  James J. Finnegan
Title: Vice President of AEW Capital Management, Inc., General Partner of
       AEW Capital Management, L.P.
Phone: (617) 261-9324

Signature, Place and Date of Signing:

 /s/James J. Finnegan             Boston, Massachuetts            October 22, 2001
---------------------        ------------------------------    ----------------------
       [Signature]                       [City, State]                 [Date]

Report Type (Check only one.):

/X/ 13F HOLDING REPORT.

/ / 13F NOTICE.

/ / 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number: Name

NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  2

Form 13F Information Table Entry Total:   58

Form 13F Information Table Value Total:  1,376,840

List of Other Included Managers:

No.            Form 13 File Number     Name
1              28-6536                 AEW Capital Management, Inc.
2              28-6808                 CDC IXIS Asset Management North
                                       America (formerly Nvest Companies, L.P.)

                                  FORM 13F INFORMATION TABLE
                     Name of Reporting Manager: AEW Capital Management, L.P.

-------------------------------------------------------------------------------------------------------------------------------
                                                                                              VALUE                  SH or
                 NAME OF ISSUER                 TITLE OF CLASS            CUSIP              (X$1000)               PRN AMT
-------------------------------------------------------------------------------------------------------------------------------
AMB Property Corp                          Common Stock             00163T109                 52,934               2,160,575
-------------------------------------------------------------------------------------------------------------------------------
Apartment Invt & Mgmt                      Common Stock             03748r101                 58,900               1,301,372
-------------------------------------------------------------------------------------------------------------------------------
Archstone Communities                      Common Stock             039581103                 40,423               1,548,787
-------------------------------------------------------------------------------------------------------------------------------
Arden Realty                               Common Stock             039793104                 16,303                 637,600
-------------------------------------------------------------------------------------------------------------------------------
Avalon Bay Communities                     Common Stock             053484101                 57,780               1,210,050
-------------------------------------------------------------------------------------------------------------------------------
Beacon Capital                             Common Stock             073561102                  2,977               1,488,725
-------------------------------------------------------------------------------------------------------------------------------
Boston Properties, Inc.                    Common Stock             101121101                 75,886               1,990,200
-------------------------------------------------------------------------------------------------------------------------------
Brookfield Properties                      Common Stock             112900105                 15,683                 859,350
-------------------------------------------------------------------------------------------------------------------------------
Cabot Industrial Trust                     Common Stock             127072106                  9,427                 459,850
-------------------------------------------------------------------------------------------------------------------------------
Camden Property Trust                      Common Stock             133131102                 40,111               1,081,156
-------------------------------------------------------------------------------------------------------------------------------
Capital Automotive REIT                    Common Stock             139733109                  4,283                 243,100
-------------------------------------------------------------------------------------------------------------------------------
CarrAmerica Realty                         Common Stock             144418100                 21,877                 730,200
-------------------------------------------------------------------------------------------------------------------------------
Charles E. Smith Res.                      Common Stock             832197107                 50,071                 972,250
-------------------------------------------------------------------------------------------------------------------------------
Chateau Communities Inc                    Common Stock             161726104                  9,786                 332,300
-------------------------------------------------------------------------------------------------------------------------------
Chelsea Property Group Inc.                Common Stock             163421100                 18,030                 396,700
-------------------------------------------------------------------------------------------------------------------------------
Crescent Real Estate Eqt                   Common Stock             225756105                 11,910                 555,250
-------------------------------------------------------------------------------------------------------------------------------
Developers Diversified                     Common Stock             251591103                  7,866                 438,200
-------------------------------------------------------------------------------------------------------------------------------
Duke Realty Corp.                          Common Stock             264411505                 21,123                 891,640
-------------------------------------------------------------------------------------------------------------------------------
Equity Office Properties                   Common Stock             294741103                146,926               4,591,427
-------------------------------------------------------------------------------------------------------------------------------
Equity Residential                         Common Stock             29476l107                 60,027               1,027,861
-------------------------------------------------------------------------------------------------------------------------------
Federal Realty Invs Trust                  Common Stock             313747206                 27,599               1,254,500
-------------------------------------------------------------------------------------------------------------------------------
General Growth Prop                        Common Stock             370021107                 30,196                 868,450
-------------------------------------------------------------------------------------------------------------------------------
Hospitality Properties                     Common Stock             44106m102                 29,506               1,225,350
-------------------------------------------------------------------------------------------------------------------------------
Host Marriott Corp.                        Common Stock             44107p104                  6,870                 974,400
-------------------------------------------------------------------------------------------------------------------------------
Kilroy Realty Corp.                        Common Stock             49427f108                 22,441                 899,450
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                  VOTING AUTHORITY
                                              INVESTMENT                    OTHER     ---------------------------------------------
                 NAME OF ISSUER               DISCRETION                   MANAGERS           SOLE        SHARED       NONE
-----------------------------------------------------------------------------------------------------------------------------------
AMB Property Corp                          Shared-Defined            01 02             2,160,575
-----------------------------------------------------------------------------------------------------------------------------------
Apartment Invt & Mgmt                      Shared-Defined            01 02             1,301,372
-----------------------------------------------------------------------------------------------------------------------------------
Archstone Communities                      Shared-Defined            01 02             1,548,787
-----------------------------------------------------------------------------------------------------------------------------------
Arden Realty                               Shared-Defined            01 02               637,600
-----------------------------------------------------------------------------------------------------------------------------------
Avalon Bay Communities                     Shared-Defined            01 02             1,210,050
-----------------------------------------------------------------------------------------------------------------------------------
Beacon Capital                             Shared-Defined            01 02             1,488,725
-----------------------------------------------------------------------------------------------------------------------------------
Boston Properties, Inc.                    Shared-Defined            01 02             1,990,200
-----------------------------------------------------------------------------------------------------------------------------------
Brookfield Properties                      Shared-Defined            01 02               859,350
-----------------------------------------------------------------------------------------------------------------------------------
Cabot Industrial Trust                     Shared-Defined            01 02               459,850
-----------------------------------------------------------------------------------------------------------------------------------
Camden Property Trust                      Shared-Defined            01 02             1,081,156
-----------------------------------------------------------------------------------------------------------------------------------
Capital Automotive REIT                    Shared-Defined            01 02               243,100
-----------------------------------------------------------------------------------------------------------------------------------
CarrAmerica Realty                         Shared-Defined            01 02               730,200
-----------------------------------------------------------------------------------------------------------------------------------
Charles E. Smith Res.                      Shared-Defined            01 02               972,250
-----------------------------------------------------------------------------------------------------------------------------------
Chateau Communities Inc                    Shared-Defined            01 02               332,300
-----------------------------------------------------------------------------------------------------------------------------------
Chelsea Property Group Inc.                Shared-Defined            01 02               396,700
-----------------------------------------------------------------------------------------------------------------------------------
Crescent Real Estate Eqt                   Shared-Defined            01 02               555,250
-----------------------------------------------------------------------------------------------------------------------------------
Developers Diversified                     Shared-Defined            01 02               438,200
-----------------------------------------------------------------------------------------------------------------------------------
Duke Realty Corp.                          Shared-Defined            01 02               891,640
-----------------------------------------------------------------------------------------------------------------------------------
Equity Office Properties                   Shared-Defined            01 02             4,591,427
-----------------------------------------------------------------------------------------------------------------------------------
Equity Residential                         Shared-Defined            01 02             1,027,861
-----------------------------------------------------------------------------------------------------------------------------------
Federal Realty Invs Trust                  Shared-Defined            01 02             1,254,500
-----------------------------------------------------------------------------------------------------------------------------------
General Growth Prop                        Shared-Defined            01 02               868,450
-----------------------------------------------------------------------------------------------------------------------------------
Hospitality Properties                     Shared-Defined            01 02             1,225,350
-----------------------------------------------------------------------------------------------------------------------------------
Host Marriott Corp.                        Shared-Defined            01 02               974,400
-----------------------------------------------------------------------------------------------------------------------------------
Kilroy Realty Corp.                        Shared-Defined            01 02               899,450
-----------------------------------------------------------------------------------------------------------------------------------

                                  FORM 13F INFORMATION TABLE
                     Name of Reporting Manager: AEW Capital Management, L.P.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                VALUE                  SH or
                 NAME OF ISSUER         TITLE OF CLASS            CUSIP                       (X$1000)                PRN AMT
--------------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp.                       Common Stock             49446r109                       30,114                 620,275
--------------------------------------------------------------------------------------------------------------------------------
Liberty Property Trust                   Common Stock             531172104                       46,068               1,605,700
--------------------------------------------------------------------------------------------------------------------------------
Macerich Company (the)                   Common Stock             554382101                       10,261                 464,300
--------------------------------------------------------------------------------------------------------------------------------
PS Business Parks Inc                    Common Stock             69360j107                       15,997                 577,500
--------------------------------------------------------------------------------------------------------------------------------
Pacific Gulf Liquidating Trust           Common Stock             694396102                        1,626                 916,100
--------------------------------------------------------------------------------------------------------------------------------
Pan Pacific Retail                       Common Stock             69806L104                       22,664                 860,100
--------------------------------------------------------------------------------------------------------------------------------
Philips Int'l Realty                     Common Stock             718333107                        1,526                 526,250
--------------------------------------------------------------------------------------------------------------------------------
Post Properties, Inc.                    Common Stock             737464107                        3,392                  91,468
--------------------------------------------------------------------------------------------------------------------------------
Prentiss Properties                      Common Stock             740706106                       39,325               1,430,000
--------------------------------------------------------------------------------------------------------------------------------
Prologis Trust                           Common Stock             743410102                       29,162               1,382,095
--------------------------------------------------------------------------------------------------------------------------------
Public Storage Inc.                      Common Stock             74460d109                       55,962               1,675,511
--------------------------------------------------------------------------------------------------------------------------------
Reckson Assoc. Rlty                      Common Stock             75621k106                       32,738               1,355,600
--------------------------------------------------------------------------------------------------------------------------------
Regency Centers Corp.                    Common Stock             758849103                       11,262                 437,350
--------------------------------------------------------------------------------------------------------------------------------
Rouse Co.                                Common Stock             779273101                       25,122               1,039,400
--------------------------------------------------------------------------------------------------------------------------------
SL Green Realty Corp                     Common Stock             78440x101                        1,608                  51,000
--------------------------------------------------------------------------------------------------------------------------------
Shurgard Storage Ctrs                    Common Stock             82567d104                       12,009                 398,450
--------------------------------------------------------------------------------------------------------------------------------
Simon Property Group                     Common Stock             828806109                       38,627               1,435,432
--------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts                Common Stock             85590A203                       13,169                 598,600
--------------------------------------------------------------------------------------------------------------------------------
Summit Properties                        Common Stock             866239106                       16,629                 633,500
--------------------------------------------------------------------------------------------------------------------------------
Sun Communities Inc.                     Common Stock             866674104                       27,630                 753,900
--------------------------------------------------------------------------------------------------------------------------------
Trizec Hahn Corp.                        Common Stock             896938107                        2,865                 159,100
--------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust.                    Common Stock             929042109                       48,748               1,227,900
--------------------------------------------------------------------------------------------------------------------------------
Weingarten Realty Investors              Common Stock             948741103                          851                  17,500
--------------------------------------------------------------------------------------------------------------------------------
Crown Castle Intl. Corp.                 Common Stock             228227104                          187                  20,768
--------------------------------------------------------------------------------------------------------------------------------
Cypress Communications Inc.              Common Stock             232743104                          253                 142,223
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                  VOTING AUTHORITY
                                              INVESTMENT                    OTHER     ---------------------------------------------
                 NAME OF ISSUER               DISCRETION                   MANAGERS           SOLE        SHARED       NONE
-----------------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp.                             Shared-Defined            01 02               620,275
-----------------------------------------------------------------------------------------------------------------------------------
Liberty Property Trust                         Shared-Defined            01 02             1,605,700
-----------------------------------------------------------------------------------------------------------------------------------
Macerich Company (the)                         Shared-Defined            01 02               464,300
-----------------------------------------------------------------------------------------------------------------------------------
PS Business Parks Inc                          Shared-Defined            01 02               577,500
-----------------------------------------------------------------------------------------------------------------------------------
Pacific Gulf Liquidating Trust                 Shared-Defined            01 02               916,100
-----------------------------------------------------------------------------------------------------------------------------------
Pan Pacific Retail                             Shared-Defined            01 02               860,100
-----------------------------------------------------------------------------------------------------------------------------------
Philips Int'l Realty                           Shared-Defined            01 02               526,250
-----------------------------------------------------------------------------------------------------------------------------------
Post Properties, Inc.                          Shared-Defined            01 02                91,468
-----------------------------------------------------------------------------------------------------------------------------------
Prentiss Properties                            Shared-Defined            01 02             1,430,000
-----------------------------------------------------------------------------------------------------------------------------------
Prologis Trust                                 Shared-Defined            01 02             1,382,095
-----------------------------------------------------------------------------------------------------------------------------------
Public Storage Inc.                            Shared-Defined            01 02             1,675,511
-----------------------------------------------------------------------------------------------------------------------------------
Reckson Assoc. Rlty                            Shared-Defined            01 02             1,355,600
-----------------------------------------------------------------------------------------------------------------------------------
Regency Centers Corp.                          Shared-Defined            01 02               437,350
-----------------------------------------------------------------------------------------------------------------------------------
Rouse Co.                                      Shared-Defined            01 02             1,039,400
-----------------------------------------------------------------------------------------------------------------------------------
SL Green Realty Corp                           Shared-Defined            01 02                51,000
-----------------------------------------------------------------------------------------------------------------------------------
Shurgard Storage Ctrs                          Shared-Defined            01 02               398,450
-----------------------------------------------------------------------------------------------------------------------------------
Simon Property Group                           Shared-Defined            01 02             1,435,432
-----------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts                      Shared-Defined            01 02               598,600
-----------------------------------------------------------------------------------------------------------------------------------
Summit Properties                              Shared-Defined            01 02               633,500
-----------------------------------------------------------------------------------------------------------------------------------
Sun Communities Inc.                           Shared-Defined            01 02               753,900
-----------------------------------------------------------------------------------------------------------------------------------
Trizec Hahn Corp.                              Shared-Defined            01 02               159,100
-----------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust.                          Shared-Defined            01 02             1,227,900
-----------------------------------------------------------------------------------------------------------------------------------
Weingarten Realty Investors                    Shared-Defined            01 02                17,500
-----------------------------------------------------------------------------------------------------------------------------------
Crown Castle Intl. Corp.                       Shared-Defined            01 02                20,768
-----------------------------------------------------------------------------------------------------------------------------------
Cypress Communications Inc.                    Shared-Defined            01 02               142,223
-----------------------------------------------------------------------------------------------------------------------------------

                                  FORM 13F INFORMATION TABLE
                     Name of Reporting Manager: AEW Capital Management, L.P.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                VALUE                  SH or
                 NAME OF ISSUER                     TITLE OF CLASS          CUSIP              (X$1000)                PRN AMT
-----------------------------------------------------------------------------------------------------------------------------------
Internap Network Services                         Convertible Preferred    45885A102                 871                 870,979
--------------------------------------------------------------------------------------------------------------------------------
Crown Castle Int.                                 Convertible Preferred    228227401               5,125                 155,000
--------------------------------------------------------------------------------------------------------------------------------
Equity Residential 7.25% Series G                 Convertible Preferred    29476L859               4,958                 194,968
--------------------------------------------------------------------------------------------------------------------------------
General Growth Property 7.25% Series A            Convertible Preferred    370021206               9,304                 372,166
--------------------------------------------------------------------------------------------------------------------------------
Reckson Assoc. Series A                           Convertible Preferred    75621K205               1,900                  82,589
--------------------------------------------------------------------------------------------------------------------------------
SL Green Realty Preferred A                       Convertible Preferred    78440X200              11,007                 339,821
--------------------------------------------------------------------------------------------------------------------------------
Simon Property 6.5% Series B                      Convertible Preferred    828806406              10,803                 140,350
--------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust, 6.5% Series A               Convertible Preferred    929042208               6,141                  111643
--------------------------------------------------------------------------------------------------------------------------------
Column Total                                                                                   1,376,840              48,826,281
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                  VOTING AUTHORITY
                                              INVESTMENT                    OTHER     ---------------------------------------------
                 NAME OF ISSUER               DISCRETION                   MANAGERS           SOLE        SHARED       NONE
-----------------------------------------------------------------------------------------------------------------------------------
Internap Network Services                   Shared-Defined            01 02               870,979
-----------------------------------------------------------------------------------------------------------------------------------
Crown Castle Int.                           Shared-Defined            01 02               155,000
-----------------------------------------------------------------------------------------------------------------------------------
Equity Residential 7.25% Series G           Shared-Defined            01 02               194,968
-----------------------------------------------------------------------------------------------------------------------------------
General Growth Property 7.25% Series A      Shared-Defined            01 02               372,166
-----------------------------------------------------------------------------------------------------------------------------------
Reckson Assoc. Series A                     Shared-Defined            01 02                82,589
-----------------------------------------------------------------------------------------------------------------------------------
SL Green Realty Preferred A                 Shared-Defined            01 02               339,821
-----------------------------------------------------------------------------------------------------------------------------------
Simon Property 6.5% Series B                Shared-Defined            01 02               140,350
-----------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust, 6.5% Series A         Shared-Defined            01 02               111,643
-----------------------------------------------------------------------------------------------------------------------------------
Column Total                                                                           48,826,281
-----------------------------------------------------------------------------------------------------------------------------------